UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited)

June 30, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 95.5%
Aerospace & Defense — 1.9%
$995,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$970,125
	DRS Technologies Inc., Senior Subordinated Notes:
850,000	6.625% due 2/1/16	824,500
1,750,000	7.625% due 2/1/18	1,776,250
	Hawker Beechcraft Acquisition Co.:
3,060,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	3,159,450
685,000	Senior Subordinated Notes, 9.750% due 4/1/17 (b)	717,538
	L-3 Communications Corp., Senior Subordinated Notes:
700,000	7.625% due 6/15/12	720,125
1,460,000	5.875% due 1/15/15	1,361,450
570,000	6.375% due 10/15/15	541,500
	Total Aerospace & Defense	10,070,938
Airlines — 1.4%
	Continental Airlines Inc.:
1,010,000	Notes, 8.750% due 12/1/11	994,850
	Pass-Through Certificates:
308,312	Series 2000-2, Class C, 8.312% due 4/2/11	316,213
930,000	Series C, 7.339% due 4/19/14	918,375
	United Airlines Inc., Pass-Through Certificates:
962,968	Series 2000-1, Class B, 8.030% due 7/1/11	1,074,311
2,268,135	Series 2000-2, Class B, 7.811% due 10/1/09	2,587,091
	Series 2001-1:
460,000	Class B, 6.932% due 9/1/11	533,888
1,045,000	Class C, 6.831% due 9/1/08	1,203,709
	Total Airlines	7,628,437
Auto Components — 1.2%
1,820,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,592,500
4,820,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	4,807,950
	Total Auto Components	6,400,450
Automobiles — 2.4%
	Ford Motor Co.:
	Debentures:
575,000	8.875% due 1/15/22	508,875
860,000	8.900% due 1/15/32	752,500
3,895,000	Notes, 7.450% due 7/16/31	3,130,606
	General Motors Corp.:
1,330,000	Notes, 7.200% due 1/15/11	1,281,787
	Senior Debentures:
1,350,000	8.250% due 7/15/23	1,236,938
4,000,000	8.375% due 7/15/33	3,670,000
2,125,000	Senior Notes, 7.125% due 7/15/13	2,000,156
	Total Automobiles	12,580,862
Building Products — 1.7%
695,000	Ainsworth Lumber Co., Ltd., Senior Notes, 7.250% due 10/1/12	538,625
	Associated Materials Inc.:
4,565,000	Senior Discount Notes, step bond to yield 3.960% due 3/1/14	3,423,750
225,000	Senior Subordinated Notes, 9.750% due 4/15/12	236,250
1,125,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,077,188

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Building Products — 1.7% (continued)
$5,360,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.443% due 3/1/14	$3,912,800
	Total Building Products	9,188,613
Capital Markets — 0.3%
	E*TRADE Financial Corp., Senior Notes:
855,000	7.375% due 9/15/13	872,100
875,000	7.875% due 12/1/15	915,469
	Total Capital Markets	1,787,569
Chemicals — 1.9%
2,745,000	Georgia Gulf Corp., Senior Subordinated Notes, 9.500% due 10/15/14	2,745,000
800,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	861,000
	Lyondell Chemical Co.:
	Senior Notes:
725,000	8.000% due 9/15/14	748,563
595,000	8.250% due 9/15/16	624,750
130,000	Senior Secured Notes, 10.500% due 6/1/13	141,050
1,440,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,591,200
2,870,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	2,626,050
650,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	619,125
	Total Chemicals	9,956,738
Commercial Banks — 0.4%
500,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (b)	533,750
1,530,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (b)	1,476,450
	Total Commercial Banks	2,010,200
Commercial Services & Supplies — 2.6%
2,705,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,732,050
2,580,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	2,509,050
525,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (b)	538,125
4,100,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	4,381,875
2,150,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,322,000
1,545,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (b)	1,583,625
	Total Commercial Services & Supplies	14,066,725
Communications Equipment — 0.5%
3,140,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,747,500
Consumer Finance — 4.7%
1,655,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (b)	1,675,687
	Ford Motor Credit Co.:
	Notes:
925,000	7.875% due 6/15/10	925,420
2,535,000	9.806% due 4/15/12 (c)	2,719,391
1,140,000	7.000% due 10/1/13	1,057,502
	Senior Notes:
1,037,000	10.610% due 6/15/11 (c)	1,121,119
2,245,000	9.875% due 8/10/11	2,358,399
1,190,000	8.105% due 1/13/12 (c)	1,188,096
1,140,000	8.000% due 12/15/16	1,093,713
	General Motors Acceptance Corp.:
8,300,000	Bonds, 8.000% due 11/1/31	8,510,363

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Consumer Finance — 4.7% (continued)
$4,660,000	Notes, 6.875% due 8/28/12	$4,559,172
	Total Consumer Finance	25,208,862
Containers & Packaging — 2.4%
1,500,000	Berry Plastics Corp., Senior Term Loan, 11.610% due 6/15/14 (c)	1,466,250
3,155,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	3,206,269
2,745,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,865,094
2,479,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	2,534,777
955,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	993,200
725,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	6,344
1,550,000	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	1,587,938
	Total Containers & Packaging	12,659,872
Diversified Consumer Services — 0.5%
	Education Management LLC/Education Management Finance Corp.:
1,175,000	Senior Notes, 8.750% due 6/1/14	1,210,250
50,000	Senior Subordinated Notes, 10.250% due 6/1/16	52,875
1,225,000	Service Corp. International, Debentures, 7.875% due 2/1/13	1,254,019
	Total Diversified Consumer Services	2,517,144
Diversified Financial Services — 1.7%
1,085,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	1,044,312
1,250,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	1,250,000
2,891,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (b)	2,825,577
500,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	486,250
1,305,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	1,313,156
482,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	507,305
1,310,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (b)	1,331,153
460,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	457,700
	Total Diversified Financial Services	9,215,453
Diversified Telecommunication Services — 8.1%
2,455,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	2,418,175
385,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	344,575
	Citizens Communications Co.:
160,000	7.050% due 10/1/46	132,000
150,000	Senior Bonds, 7.125% due 3/15/19	142,500
2,185,000	Senior Notes, 7.875% due 1/15/27	2,135,838
1,555,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
480,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	547,200
	Intelsat Bermuda Ltd.:
2,035,000	9.250% due 6/15/16	2,172,362
3,745,000	Senior Notes, 11.250% due 6/15/16	4,213,125
720,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	754,200
	Level 3 Financing Inc.:
660,000	9.250% due 11/1/14	669,900
420,000	Senior Notes, 9.150% due 2/15/15 (b)(c)	422,100
1,950,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	2,076,750
	NTL Cable PLC, Senior Notes:
390,000	8.750% due 4/15/14	403,650
2,562,000	9.125% due 8/15/16	2,696,505

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Diversified Telecommunication Services — 8.1% (continued)
$1,240,000	PAETEC Holding Corp., Secured, 9.500% due 7/15/15 (b)	$1,257,050
	Qwest Corp.:
4,640,000	Notes, 8.875% due 3/15/12	5,022,800
2,945,000	Senior Notes, 7.500% due 10/1/14	3,033,350
2,100,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	2,127,796
4,245,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	3,799,275
1,095,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	1,086,788
4,195,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (b)	4,834,737
2,990,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	3,176,875
	Total Diversified Telecommunication Services	43,467,551
Electric Utilities — 1.0%
705,406	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	752,580
2,350,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,667,250
2,335,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (b)	2,183,225
	Total Electric Utilities	5,603,055
Electrical Equipment — 0.1%
335,000	Belden CDT Inc., Senior Subordinated Notes, 7.000% due 3/15/17 (b)	331,650
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
575,000	Senior Notes, 9.500% due 10/15/15	569,250
1,240,000	Senior Secured Notes, 7.875% due 10/15/14	1,227,600
	Total Electronic Equipment & Instruments	1,796,850
Energy Equipment & Services — 2.4%
2,305,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	3,018,155
1,900,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	1,928,500
573,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	578,014
740,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	751,100
1,725,000	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	1,832,812
625,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	629,688
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	68,349
3,270,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	3,850,745
	Total Energy Equipment & Services	12,657,363
Food & Staples Retailing — 0.3%
1,506,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,827,002
Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
2,025,000	7.250% due 6/15/10	1,964,250
575,000	8.875% due 3/15/11	569,250
	Total Food Products	2,533,500
Gas Utilities — 0.5%
2,890,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	2,803,300
Health Care Equipment & Supplies — 0.2%
1,130,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (b)	1,073,500
Health Care Providers & Services — 5.7%
	Community Health Systems Inc.:
4,270,000	Senior Notes, 8.875% due 7/15/15 (b)	4,350,062

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Health Care Providers & Services — 5.7% (continued)
$1,350,000	Senior Subordinated Notes, 6.500% due 12/15/12	$1,409,021
	DaVita Inc.:
	Senior Notes:
1,340,000	6.625% due 3/15/13	1,314,875
315,000	6.625% due 3/15/13 (b)	309,094
1,640,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,627,700
	HCA Inc.:
3,920,000	Debentures, 7.500% due 11/15/95	3,138,191
	Notes:
1,150,000	6.375% due 1/15/15	980,375
970,000	7.690% due 6/15/25	848,550
40,000	Senior Notes, 6.250% due 2/15/13	36,200
	Senior Secured Notes:
1,640,000	9.250% due 11/15/16 (b)	1,750,700
2,035,000	9.625% due 11/15/16 (a)(b)	2,192,713
2,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,688,375
	Tenet Healthcare Corp., Senior Notes:
4,250,000	7.375% due 2/1/13	3,862,188
1,190,000	9.875% due 7/1/14	1,184,050
1,305,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,375,077
	Universal Hospital Services Inc., Secured Notes:
505,000	8.500% due 6/1/15 (a)(b)	502,475
530,000	8.759% due 6/1/15 (b)(c)	532,650
2,450,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(c)	2,419,375
	Total Health Care Providers & Services	30,521,671
Hotels, Restaurants & Leisure — 5.0%
820,000	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	807,700
2,425,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	2,334,062
1,325,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	1,364,750
1,450,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,435,500
1,105,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (b)	1,093,950
2,625,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	2,474,062
2,515,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,709,912
135,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	128,419
2,150,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	2,055,938
700,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	682,500
	MGM MIRAGE Inc.:
1,130,000	Notes, 6.750% due 9/1/12	1,084,800
	Senior Notes:
360,000	7.500% due 6/1/16	343,350
1,840,000	7.625% due 1/15/17	1,759,500
225,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	219,938
1,050,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (b)	1,008,000
520,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	538,200
2,290,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	2,536,175
555,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	543,206
	Snoqualmie Entertainment Authority, Senior Secured Notes:
545,000	9.150% due 2/1/14 (b)(c)	553,175
430,000	9.125% due 2/1/15 (b)	442,900
	Station Casinos Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 5.0% (continued)
	Senior Notes:
$80,000	6.000% due 4/1/12	$75,600
2,275,000	7.750% due 8/15/16	2,263,625
	Senior Subordinated Notes:
135,000	6.875% due 3/1/16	119,813
165,000	6.625% due 3/15/18	142,725
	Total Hotels, Restaurants & Leisure	26,717,800
Household Durables — 2.0%
200,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	203,000
1,140,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	1,172,454
1,950,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,935,375
	K Hovnanian Enterprises Inc., Senior Notes:
2,440,000	7.500% due 5/15/16	2,232,600
715,000	8.625% due 1/15/17	689,975
1,790,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,857,125
2,210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.128% due 9/1/12	2,033,200
295,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	303,850
	Total Household Durables	10,427,579
Household Products — 0.5%
820,000	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (b)	956,974
1,235,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,290,575
660,000	Yankee Acquisition Corp., Series B, 9.750% due 2/15/17	641,850
	Total Household Products	2,889,399
Independent Power Producers & Energy Traders — 4.6%
1,035,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	1,035,089
	AES Corp.:
3,855,000	Senior Notes, 9.500% due 6/1/09	4,047,750
470,000	Senior Secured Notes, 9.000% due 5/15/15 (b)	499,963
	Dynegy Holdings Inc.:
2,090,000	Senior Debentures, 7.625% due 10/15/26	1,860,100
1,890,000	Senior Notes, 7.750% due 6/1/19 (b)	1,767,150
	Edison Mission Energy, Senior Notes:
295,000	7.500% due 6/15/13	293,525
1,670,000	7.750% due 6/15/16	1,670,000
1,400,000	7.200% due 5/15/19 (b)	1,323,000
1,490,000	7.625% due 5/15/27 (b)	1,415,500
	Mirant Mid Atlantic LLC:
500,936	Pass-Through Certificates, Series B, 9.125% due 6/30/17	566,370
964,551	Series C, 10.060% due 12/30/28	1,158,065
1,920,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,972,800
	NRG Energy Inc., Senior Notes:
500,000	7.250% due 2/1/14	502,500
6,120,000	7.375% due 2/1/16	6,150,600
165,000	7.375% due 1/15/17	166,031
520,000	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	432,566
	Total Independent Power Producers & Energy Traders	24,861,009
Insurance — 0.1%
615,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17 (b)	604,238
Internet & Catalog Retail — 0.2%
1,215,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,208,925

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
IT Services — 0.8%
	SunGard Data Systems Inc.:
$775,000	Senior Notes, 9.125% due 8/15/13	$797,281
3,070,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,261,875
	Total IT Services	4,059,156
Leisure Equipment & Products — 0.3%
1,795,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	1,678,325
Machinery — 0.1%
730,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	730,000
Media — 10.6%
	Affinion Group Inc.:
2,745,000	Senior Notes, 10.125% due 10/15/13	2,944,012
1,035,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,122,975
2,940,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	3,263,400
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
880,000	Senior Accreting Notes, 12.125% due 1/15/15	893,200
4,220,000	Senior Notes, 11.750% due 5/15/14	4,167,250
4,350,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	4,562,062
2,570,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	2,698,500
540,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	559,575
850,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	871,250
1,690,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	1,698,450
	CSC Holdings Inc.:
	Senior Debentures:
225,000	7.625% due 7/15/18	214,875
80,000	Series B, 8.125% due 8/15/09	81,800
	Senior Notes:
1,025,000	7.875% due 12/15/07	1,033,969
	Series B:
1,320,000	8.125% due 7/15/09	1,349,700
840,000	7.625% due 4/1/11	837,900
760,000	6.750% due 4/15/12	725,800
683,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	736,786
1,416,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,522,200
	EchoStar DBS Corp., Senior Notes:
1,150,000	6.625% due 10/1/14	1,101,125
2,950,000	7.125% due 2/1/16	2,898,375
2,575,000	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,507,259
1,810,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,837,150
2,630,000	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	2,754,925
465,000	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (b)(c)	482,438
1,100,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,047,750
635,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	655,638
1,060,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,081,200
	R.H. Donnelley Corp.:
	Senior Discount Notes:
525,000	Series A-1, 6.875% due 1/15/13	500,063
950,000	Series A-2, 6.875% due 1/15/13	904,875
2,675,000	Senior Notes, Series A-3, 8.875% due 1/15/16	2,795,375

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Media — 10.6% (continued)
$500,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	$535,625
2,540,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (b)	2,654,300
1,935,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	1,997,918
	TL Acquisitions Inc.:
2,370,000	Senior Notes, 10.500% due 1/15/15 (b)	2,355,685
1,790,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (b)(f)	1,344,738
	Total Media	56,738,143
Metals & Mining — 3.4%
175,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	191,844
6,320,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	6,762,400
	Metals USA Holdings Corp., Senior Notes:
135,000	11.356% due 1/15/12 (a)(b)(c)	135,675
1,490,000	11.360% due 7/1/12 (a)(b)(c)	1,370,800
3,720,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	4,073,400
1,660,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(c)	1,626,800
1,995,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,057,343
1,695,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (b)	1,745,850
	Total Metals & Mining	17,964,112
Multiline Retail — 1.1%
2,210,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15 (b)	2,143,700
	Neiman Marcus Group Inc.:
910,000	Senior Notes, 9.000% due 10/15/15 (a)	978,250
2,285,000	Senior Subordinated Notes, 10.375% due 10/15/15	2,524,925
	Total Multiline Retail	5,646,875
Oil, Gas & Consumable Fuels — 8.9%
2,652,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,731,560
	Chesapeake Energy Corp., Senior Notes:
2,845,000	6.625% due 1/15/16	2,752,537
140,000	6.500% due 8/15/17	133,350
1,180,000	6.250% due 1/15/18	1,107,725
570,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	572,850
1,600,000	Corral Finans AB, 6.855% due 4/15/10 (a)(b)(c)	1,600,000
	El Paso Corp., Medium-Term Notes:
690,000	7.800% due 8/1/31	702,183
6,275,000	7.750% due 1/15/32	6,352,245
	Enterprise Products Operating LP:
425,000	7.034% due 1/15/68 (c)	410,444
1,310,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	1,400,336
2,935,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,935,000
1,905,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,978,819
	Mariner Energy Inc., Senior Notes:
940,000	7.500% due 4/15/13	925,900
555,000	8.000% due 5/15/17	553,613
	OPTI Canada Inc., Senior Secured Notes:
400,000	7.875% due 12/15/14 (b)	402,000
850,000	8.250% due 12/15/14 (b)	867,000
1,115,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,184,688
	Petroplus Finance Ltd.:
630,000	6.750% due 5/1/14 (b)	609,525
1,020,000	7.000% due 5/1/17 (b)	986,850
	Pogo Producing Co., Senior Subordinated Notes:
60,000	7.875% due 5/1/13	61,500

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 8.9% (continued)
$2,040,000	6.875% due 10/1/17	$2,034,900
520,000	Series B, 8.250% due 4/15/11	531,050
2,905,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	2,934,050
100,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	97,750
1,905,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	1,914,525
1,325,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (b)	1,315,062
1,275,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,204,875
	Williams Cos. Inc.:
	Notes:
2,580,000	7.875% due 9/1/21	2,786,400
3,780,000	8.750% due 3/15/32	4,394,250
1,825,000	Senior Notes, 7.625% due 7/15/19	1,934,500
	Total Oil, Gas & Consumable Fuels	47,415,487
Paper & Forest Products — 2.2%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
1,645,000	6.000% due 6/20/13	1,369,462
1,115,000	8.375% due 4/1/15	981,200
	Abitibi-Consolidated Inc., Debentures:
440,000	7.400% due 4/1/18	358,600
255,000	8.850% due 8/1/30	215,475
	Appleton Papers Inc.:
125,000	Senior Notes, 8.125% due 6/15/11	129,375
2,650,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,795,750
	NewPage Corp.:
	Senior Secured Notes:
800,000	10.000% due 5/1/12	868,000
1,670,000	11.606% due 5/1/12 (c)	1,828,650
985,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,081,038
	Verso Paper Holdings LLC:
715,000	Senior Secured Notes, 9.125% due 8/1/14 (b)	741,813
1,385,000	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	1,485,412
	Total Paper & Forest Products	11,854,775
Pharmaceuticals — 0.7%
3,780,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	3,591,000
Real Estate Investment Trusts (REITs) — 0.7%
75,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	75,938
1,300,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	1,254,500
535,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	489,525
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
610,000	6.500% due 6/1/16	597,800
1,405,000	6.750% due 4/1/17	1,394,462
	Total Real Estate Investment Trusts (REITs)	3,812,225
Real Estate Management & Development — 1.0%
1,270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,181,100
4,325,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (b)	3,957,375
	Total Real Estate Management & Development	5,138,475
Road & Rail — 1.9%
2,570,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	2,762,750
	Hertz Corp.:
725,000	Senior Notes, 8.875% due 1/1/14	759,437

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Road & Rail — 1.9% (continued)
$4,870,000	Senior Subordinated Notes, 10.500% due 1/1/16	$5,405,700
	Kansas City Southern de Mexico, Senior Notes:
470,000	7.625% due 12/1/13 (b)	470,000
520,000	7.375% due 6/1/14 (b)	517,400
370,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	369,075
	Total Road & Rail	10,284,362
Semiconductors & Semiconductor Equipment — 0.3%
1,920,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (b)	1,843,200
Software — 0.3%
1,390,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,372,625
Specialty Retail — 0.5%
	AutoNation Inc., Senior Notes:
660,000	7.356% due 4/15/13 (c)	661,650
345,000	7.000% due 4/15/14	342,413
1,500,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,395,000
365,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	404,237
	Total Specialty Retail	2,803,300
Textiles, Apparel & Luxury Goods — 1.2%
	Levi Strauss & Co., Senior Notes:
1,680,000	9.750% due 1/15/15	1,806,000
1,680,000	8.875% due 4/1/16	1,730,400
3,350,000	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	2,830,750
	Total Textiles, Apparel & Luxury Goods	6,367,150
Thrifts & Mortgage Finance — 1.1%
5,500,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	5,747,500
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
315,000	8.500% due 5/15/12 (b)	323,663
1,130,000	11.000% due 5/15/12	1,245,825
	Total Tobacco	1,569,488
Trading Companies & Distributors — 1.0%
1,140,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	1,199,850
1,405,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,482,275
2,205,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	2,392,425
435,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	441,525
	Total Trading Companies & Distributors	5,516,075
Transportation Infrastructure — 0.7%
3,745,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (b)	3,557,750
Wireless Telecommunication Services — 3.3%
	MetroPCS Wireless Inc., Senior Notes:
675,000	9.250% due 11/1/14 (b)	700,312
85,000	9.250% due 11/1/14 (b)	88,188
	Rural Cellular Corp.:
2,040,000	Senior Secured Notes, 8.250% due 3/15/12	2,096,100
1,490,000	Senior Subordinated Notes, 8.360% due 6/1/13 (b)(c)	1,490,000
	Sprint Capital Corp.:
5,550,000	Notes, 8.750% due 3/15/32	6,250,210
3,250,000	Senior Notes, 6.875% due 11/15/28	3,101,969

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Face Amount	Security	Value
Wireless Telecommunication Services — 3.3% (continued)
$3,700,000	True Move Co., Ltd., 10.750% due 12/16/13 (b)	$3,940,500
	Total Wireless Telecommunication Services	17,667,279
	TOTAL CORPORATE BONDS & NOTES (Cost — $501,250,829)	510,721,057
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
9,956,016	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f) (Cost - $11,102,032)	0
CONVERTIBLE BOND & NOTE — 0.1%
Diversified Financial Services — 0.1%
570,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $570,000)	716,775
LOAN PARTICIPATIONS — 1.1%
United States — 1.1%
1,000,000	Penhall International Corp., Term Loan, (Deutsche Bank), 12.824% due 4/1/12(g)	1,022,500
4,500,000	SandRidge Energy, Term Loan, (Bank of America Securities, LLC), 8.975% due 4/1/15(c)(g)	4,612,500
	TOTAL LOAN PARTICIPATIONS (Cost — $5,481,028)	5,635,000
SOVEREIGN BONDS — 1.4%
Brazil — 0.4%
	Federative Republic of Brazil:
1,264,000	11.000% due 8/17/40	1,659,000
640,000	Collective Action Securities, Notes, 8.000% due 1/15/18	704,160
	Total Brazil	2,363,160
Russia — 1.0%
4,666,550	Russian Federation, 7.500% due 3/31/30 (b)	5,136,122
	TOTAL SOVEREIGN BONDS (Cost — $7,426,818)	7,499,282
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.9%
U.S. Government Obligations — 0.9%
5,070,000	U.S. Treasury Notes, 4.750% due 5/31/12 (Cost - $5,045,181)	5,031,979

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
4,660,992	Home Interiors & Gifts Inc. (e)(f)*	46,610
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods Inc. (e)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)*	0

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Shares	Security	Value
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (e)(f)*	$0
20,125	Pagemart Wireless (e)(f)*	201
	TOTAL TELECOMMUNICATION SERVICES	201
	TOTAL COMMON STOCKS (Cost — $2,167,617)	46,811
CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
3,111	Chesapeake Energy Corp. Convertible, 6.250% (Cost - $781,633)	879,635
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.5%
Automobiles — 0.3%
22,300	Ford Motor Co., 7.400%	411,435
17,100	Ford Motor Co., 8.000%	348,327
1,600	Ford Motor Co., Series F, 7.550%	29,184
900	General Motors Corp., 7.250%	17,397
10,100	General Motors Corp., Senior Notes, 7.250%	196,445
2,200	General Motors Corp., Senior Notes, 7.375%	43,032
400	General Motors Corp., Senior Notes, 7.375%	7,944
31,700	General Motors Corp., Senior Notes, 7.500%	639,706
		1,693,470
Media — 0.2%
83	ION Media Networks Inc.	747,000
	TOTAL CONSUMER DISCRETIONARY	2,440,470
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
3,400	Preferred Plus, Series FRD-1, 7.400%	61,880
8,400	Saturns, Series F 2003-5, 8.125%	172,200
	TOTAL FINANCIALS	234,080
	TOTAL PREFERRED STOCKS (Cost — $2,252,787)	2,674,550

Warrants		Value
WARRANTS — 0.0%
1,705	Cybernet Internet Services International Inc., Expires 7/1/09 (b)(e)(f)*	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (b)(e)(f)*	0
1,185	IWO Holdings Inc., Expires 1/15/11 (b)(e)(f)*	0
1,000	Jazztel PLC, Expires 7/15/10 (e)(f)*	0
1,765	Merrill Corp., Class B Shares, Expires 5/1/09 (b)(e)(f)*	0
3,510	Viasystems Group Inc., Expires 1/12/10 (e)(f)*	0
	TOTAL WARRANTS (Cost — $623,616)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $536,701,541)	533,205,089

Face Amount
SHORT-TERM INVESTMENT — 1.9%
Repurchase Agreement — 1.9%
$10,343,000	Morgan Stanley repurchase agreement dated 6/29/07, 5.300% due 7/2/07; Proceeds at maturity - $10,347,568; (Fully collateralized by various U.S. government agency obligations, 0.000% due 1/15/21 to 1/15/30; Market value - $10,550,150) (Cost - $10,343,000)	10,343,000
	TOTAL INVESTMENTS — 101.6% (Cost — $547,044,541#)	543,548,089
	Liabilities in Excess of Other Assets — (1.6)%	(8,480,943)
	TOTAL NET ASSETS — 100.0%	$535,067,146

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

June 30, 2007

*	Non-income producing security.
(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.
(d)	Security is currently in default.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,901,495
Gross unrealized depreciation	(22,397,947)
Net unrealized depreciation	$(3,496,452)

At June 30, 2007, the Fund held Loan Participations with a total cost of $5,481,028 and a total market value of $5,635,000.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2007